Revenue - Summary of Incremental Costs of Obtaining Contracts (Detail) $ in Millions, $ in Millions	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)
Revenue [abstract]
Incremental costs of obtaining a contract	$ 980	$ 32	$ 988